REVENUE - Revenue by Geographic Region (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Net revenue	$ 132,274	$ 131,582
Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	130,116	129,181
Net product sales | North America
Disaggregation of Revenue [Line Items]
Net revenue	106,205	95,469
Net product sales | Rest of the World
Disaggregation of Revenue [Line Items]
Net revenue	23,911	33,712
Royalties
Disaggregation of Revenue [Line Items]
Net revenue	$ 2,158	$ 2,401